Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN INTERNATIONAL EQUITY FUNDS
JPMorgan International Focus Fund
(a series of JPMorgan Trust I)
(the “Fund”)
(All Share Classes)
Supplement dated September 30, 2025
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective immediately, the second paragraph under the “What are the Fund’s main investment strategies?” and “More About the Funds — Additional Information About the Funds’ Investment Strategies — International Focus Fund” sections of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund will invest at least 80% of its Assets in equity securities. “Assets” means net assets plus borrowings for investment purposes. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks and depositary receipts, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Under normal market conditions, the Fund will typically hold between 40 and 60 securities.

JPMorgan International Focus Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN INTERNATIONAL EQUITY FUNDS
JPMorgan International Focus Fund
(a series of JPMorgan Trust I)
(the “Fund”)
(All Share Classes)
Supplement dated September 30, 2025
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective immediately, the second paragraph under the “What are the Fund’s main investment strategies?” and “More About the Funds — Additional Information About the Funds’ Investment Strategies — International Focus Fund” sections of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund will invest at least 80% of its Assets in equity securities. “Assets” means net assets plus borrowings for investment purposes. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks and depositary receipts, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Under normal market conditions, the Fund will typically hold between 40 and 60 securities.